Income taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Income taxes
Unrecognized tax benefits	$ 0	$ 0	$ 0